Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Total revenues	$ 2,136	$ 1,963	$ 5,573	$ 5,200	$ 7,017	$ 6,147
Operating expenses:
Total operating expenses	2,758	3,997	9,098	11,542	15,697	13,693
Operating income (loss):
Total operating income (loss)	(622)	(2,034)	(3,525)	(6,342)	(8,680)	(7,546)
Cosmetic Market [Member]
Revenues:
Total revenues					3,507	3,204
Operating expenses:
Total operating expenses					3,253	2,914
Operating income (loss):
Total operating income (loss)					254	290
Biomedical Market [Member]
Revenues:
Total revenues	1,213	993	2,925	2,681	3,510	2,943
Operating expenses:
Total operating expenses	706	702	2,005	2,065	2,749	2,579
Operating income (loss):
Total operating income (loss)	507	291	920	616	761	364
Therapeutic Market [Member]
Operating expenses:
Total operating expenses	1,180	2,458	4,732	7,067	9,695	8,200
Operating income (loss):
Total operating income (loss)	(1,180)	(2,458)	(4,732)	(7,067)	$ (9,695)	$ (8,200)
Cosmetic Market [Member]
Revenues:
Total revenues	923	970	2,648	2,519
Operating expenses:
Total operating expenses	872	837	2,361	2,410
Operating income (loss):
Total operating income (loss)	$ 51	$ 133	$ 287	$ 109